Other Assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS
An analysis of other assets is as follows:

	December 31,
	2014	2013
	(millions)
Other current assets
Prepayments and accrued income	$81	$73
Income taxes receivable	30	32
Deferred compensation plan assets	17	26
Other receivables	86	66
Total other current assets	$214	$197
Other non-current assets
Deferred compensation plan assets	$92	$88
Income taxes receivable	—	21
Accounts receivable, net	29	28
Other investments	29	19
Other receivables	70	50
Total other non-current assets	$220	$206
Total other assets	$434	$403